Expense Example - Vanguard Wellington U.S. Growth Active ETF - ETF Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 13
Expense Example, with Redemption, 3 Years	$ 42